SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 13:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2011	2010	2009

Total cost	$35,076	$22,194	$16,281
Less:
Non-royalty-bearing grants	3,375	3,249	2,311

Total research and development expenses, net	$31,701	$18,945	$13,970

b.	Allowance for doubtful accounts:

Balance at beginning of year	$5,774	$6,278	$4,370
Increase during the year	2,372	647	2,404
Amounts collected	(557)	(311)	-
Write-off of bad debts	(2,949)	(840)	(496)

Balance at the end of year	$4,640	$5,774	$6,278

c.	Financial income (expenses), net:

	Year ended December 31,
	2011	2010	2009

Income:
Interest on cash equivalents, bank deposits, restricted cash and accretion of discounts of held-to-maturity marketable securities	$1,099	$1,072	$2,745
Interest with respect to capital lease	1,115	272	675
Other	438	367	1,206

	2,652	1,711	4,626
Expenses:
Interest with respect to short-term bank credit and other	241	17	370
Interest with respect to long-term loans	2,719	924	708
Other	1,623	1,327	2,498

	4,583	2,268	3,576

Total financial income (expenses), net	$(1,931)	$(557)	$1,050

d.	Other income:

	Year ended December 31,
	2011	2010	2009

Sale of an investment which previously had been written off	$3,034	$24,314	$2,597
Settlement agreements relating to the aborted Agreement and Plan of Merger	2,617	13,314	-
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition	2,539	-	-
Other	(116)	(268)	(201)

	$8,074	$37,360	$2,396